Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Concentration of Risk
Years ended June 30,
	2026	2025	2024
Customer A	$8,952,713	$7,681,451	$7,178,403
Customer B	7,923,721	5,465,441	6,732,610
Customer C		5,457,548
	16,876,434	18,604,440	13,911,013

Schedule of Allowance for Credit Losses on Trade Receivables

The following table presents the rollforward of the allowance for credit losses on trade receivables:

Balance as of June 30, 2023	$110,163
Credit for credit losses	(10,218)
Balance as of June 30, 2024	$99,945
Credit for credit losses	—
Balance as of June 30, 2025	$99,945
Credit for credit losses	(99,945)
Balance as of June 30, 2026	$—

Schedule of Property Plant and Equipment Estimated Useful Life

Depreciation is calculated on a straight-line basis over the estimated useful life of the asset as follows:

●	Land	Not depreciated
●	Construction in progress	Not depreciated
●	Building	Over 50 years
●	Plant and equipment	Between 4 to 10 years
●	Furniture and fittings	Between 5 and 10 years
●	Leasehold improvements	Over the term of the leases